================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Absolute Return Capital Partners, L.P.*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, MA 02116

Form 13F File Number: 28-12297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan Goodman
Title:   Managing member of Absolute Return Investors, LLC,
         the general partner of Absolute Return Investors, L.P.,
         the general partner of Absolute Return Capital Partners, L.P.
Phone:   (617) 516-2000


Signature, Place, and Date of Signing:

 /s/ Jonathan Goodman             Boston, MA                  2/14/2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

* The report on Form 13F for the period ended December 31, 2011 for Absolute Return Capital Partners, L.P. (the "Fund") is being filed by Absolute Return Capital, LLC. Absolute Return Investors, LLC is the managing member of Absolute Return Investors, L.P., which is the general partner of the Fund. Absolute Return Capital, LLC acts as investment adviser to the Fund. Jonathan Goodman is the managing member of both Absolute Return Investors, LLC and Absolute Return Capital, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

List of Other Managers Reporting for this Manager:

     Form 13F File Number               Name
     28-14549                           Absolute Return Capital, LLC
     28-12300                           Absolute Return Investors, LLC
     28-12301                           Absolute Return Investors, L.P.